Earnings Per Share (Unaudited) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended
		Mar. 31, 2016	Mar. 31, 2015
Earnings Per Share [Abstract]
Net loss from continuing operations		$ (4,097)	$ (2,447)
Continuing operations		(62)	(32)
Preferred dividends attributable to redeemable noncontrolling interest		(11)	(10)
Undistributed earnings allocated to participating securities		(3)	(3)
Net loss from continuing operations attributable to common stockholders		(4,173)	(2,492)
Net (loss) income from discontinued operations		(4)	41
Discontinued operations		(10)	(26)
Net (loss) income from discontinued operations attributable to common stockholders		(14)	15
Net loss attributable to common stockholders		$ (4,187)	$ (2,477)
Basic weighted-average shares of common stock outstanding		1,251	1,040
Add shares issuable upon exercise or vesting of dilutive stock options and RSUs	[1]	0	0
Diluted weighted-average shares of common stock outstanding		1,251	1,040
Earnings Per Share, Basic and Diluted [Abstract]
Continuing operations		$ (3.34)	$ (2.40)
Discontinued operations		(0.01)	0.02
Basic and diluted net (loss) income per share attributable to common stockholders:		$ (3.35)	$ (2.38)
Potential anti-dilutive additional shares of common stock (in shares)		10	14
Outstanding stock options with exercise prices greater than average market price of common stock (in shares)		47	40

[1]	Excludes approximately 10 million shares of common stock for first-quarter 2016 and 14 million for first-quarter 2015 associated with outstanding stock options with exercise prices less than the average market price of FCX's common stock and RSUs that were anti-dilutive.